Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting
Segment Reporting

33.  Segment Reporting

There are two operating and reportable segments in the Group (defined in Note1 (a)), including “BIGO” and “All other” for the years ended December 31, 2021, 2022 and 2023. BIGO segment is the Group’s core business segment which primarily includes some of our social entertainment platforms including Bigo Live, Likee, imo and others. All Other segment is the Group’s other business segment which primarily includes our social entertainment platform Hago, our smart commerce platform Shopline, certain audio live streaming platforms, and others.

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment:

For the year ended December 31, 2023:

	BIGO	All other	Elimination(1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	1,819,484	159,887	—	1,979,371
Others	104,836	185,002	(1,339)	288,499

Total net revenues	1,924,320	344,889	(1,339)	2,267,870

Cost of revenues(2)	(1,189,500)	(265,662)	320	(1,454,842)

Gross profit	734,820	79,227	(1,019)	813,028
Operating expenses(2)
Research and development expenses	(163,634)	(132,635)	766	(295,503)
Sales and marketing expenses	(295,395)	(74,260)	78	(369,577)
General and administrative expenses	(52,906)	(69,930)	175	(122,661)

Total operating expenses	(511,935)	(276,825)	1,019	(787,741)

Loss on deconsolidation and disposal of subsidiaries	—	(6,177)	—	(6,177)
Other income	7,240	2,465	—	9,705

Operating income (loss)	230,125	(201,310)	—	28,815

Interest expense	(6,761)	(8,759)	5,100	(10,420)
Interest income and investment income	43,518	146,794	(5,100)	185,212
Foreign currency exchange losses, net	(174)	(2,732)	—	(2,906)
Gain on disposal and deemed disposal of investments	—	74,851	—	74,851
(Loss) gain on fair value changes of investment	(400)	12,825	—	12,425

Income before income tax expenses	266,308	21,669	—	287,977

Income tax expenses	(17,007)	(1,849)	—	(18,856)

Income before share of income in equity method investments, net of income taxes	249,301	19,820	—	269,121

Share of income in equity method investments, net of income taxes	—	3,297	—	3,297

Net income	249,301	23,117	—	272,418
(1)

The elimination mainly consists of revenues and expenses generated from services among BIGO and All other segments, and interest income and interest expenses generated from the loan between BIGO and All other segments.

(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

	BIGO	All other	Total
	US$	US$	US$

Cost of revenues	1,958	1,617	3,575
Research and development expenses	8,967	10,448	19,415
Sales and marketing expenses	341	456	797
General and administrative expenses	1,829	6,363	8,192

For the year ended December 31, 2022:

	BIGO	All other	Elimination (1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	1,905,045	320,473	—	2,225,518
Others	91,976	94,267	(245)	185,998

Total net revenues	1,997,021	414,740	(245)	2,411,516

Cost of revenues(2)	(1,249,361)	(310,272)	245	(1,559,388)

Gross profit	747,660	104,468	—	852,128
Operating expenses(2)
Research and development expenses	(168,148)	(93,659)	—	(261,807)
Sales and marketing expenses	(311,545)	(88,890)	—	(400,435)
General and administrative expenses	(60,843)	(80,983)	—	(141,826)
Goodwill impairment	—	(14,830)	—	(14,830)

Total operating expenses	(540,536)	(278,362)	—	(818,898)

Other income	12,944	4,561	—	17,505

Operating income (loss)	220,068	(169,333)	—	50,735

Interest expense	(4,458)	(11,922)	3,610	(12,770)
Interest income and investment income	9,592	87,166	(3,610)	93,148
Foreign currency exchange gain (losses), net	13,120	(1,454)	—	11,666
Gain on disposal and deemed disposal of investments	—	4,113	—	4,113
Gain on fair value changes of investment	1,979	422,325	—	424,304
Gain on extinguishment of debt and derivative	—	63,378	—	63,378

Income before income tax expenses	240,301	394,273	—	634,574

Income tax expenses	(14,433)	(20,142)	—	(34,575)

Income before share of loss in equity method investments, net of income taxes	225,868	374,131	—	599,999

Share of loss in equity method investments, net of income taxes	—	(498,431)	—	(498,431)

Net income (loss)	225,868	(124,300)	—	101,568
(1)

The elimination mainly consists of revenues and expenses generated from services among BIGO and All other segments, and interest income and interest expenses generated from the loan between BIGO and All other segments.

(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

	BIGO	All other	Total
	US$	US$	US$

Cost of revenues	3,341	4,844	8,185
Research and development expenses	14,012	11,158	25,170
Sales and marketing expenses	234	543	777
General and administrative expenses	4,416	5,548	9,964

33.  Segment Reporting (continued)

For the year ended December 31, 2021:

	BIGO	All other	Elimination(1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	2,231,366	245,424	—	2,476,790
Others	92,392	49,936	(67)	142,261

Total net revenues	2,323,758	295,360	(67)	2,619,051

Cost of revenues(2)	(1,539,188)	(242,029)	67	(1,781,150)

Gross profit	784,570	53,331	—	837,901
Operating expenses(2)
Research and development expenses	(204,597)	(75,184)	—	(279,781)
Sales and marketing expenses	(402,476)	(65,931)	—	(468,407)
General and administrative expenses	(56,827)	(164,904)	—	(221,731)

Total operating expenses	(663,900)	(306,019)	—	(969,919)

Gain on disposal of business	—	4,959	—	4,959
Other income	6,929	13,447	—	20,376

Operating income (loss)	127,599	(234,282)	—	(106,683)

Interest expense	(3,460)	(13,468)	2,453	(14,475)
Interest income and investment income	1,316	92,370	(2,453)	91,233
Foreign currency exchange losses, net	(12,444)	(933)	—	(13,377)
Loss on disposal and deemed disposal of investments	—	(23,762)	—	(23,762)
Loss on fair value changes of investment	—	(15,435)	—	(15,435)
(Loss) gain on extinguishment of debt and derivative	(52)	5,343	—	5,291
Other non-operating expenses	—	(381)	—	(381)

Income (loss) before income tax expenses	112,959	(190,548)	—	(77,589)

Income tax expense	(9,153)	(16,592)	—	(25,745)

Income (loss) before share of loss in equity method investments, net of income taxes	103,806	(207,140)	—	(103,334)

Share of loss in equity method investments, net of income taxes	—	(26,217)	—	(26,217)

Net income (loss)	103,806	(233,357)	—	(129,551)
(1)	The elimination mainly consists of interest income and interest expenses generated from the loan between BIGO and All other segments.

33. Segment Reporting (continued)

(a)	The following table presents summary information by segment (continued):
(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	BIGO	All other	Total
	US$	US$	US$

Cost of revenues	5,974	2,115	8,089
Research and development expenses	17,179	6,874	24,053
Sales and marketing expenses	654	631	1,285
General and administrative expenses	(5,297)	5,252	(45)

(b)	The following tables set forth revenues and property and equipment, net for the Company’s geographic operations:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Revenues:
Mainland China	440,797	473,941	347,825
Developed countries and regions	913,947	866,107	968,225
Middle East	621,775	514,992	441,277
Southeast Asia and others	642,532	556,476	510,543

Developed countries and region mainly included the United States of America, Great Britain, Japan, South Korea and Australia, Middle East mainly included Saudi Arabia and other countries located in the region, and Southeast Asia and others mainly included countries located in Southeast Asia and India.

	As of December 31,
	2022	2023
	US$	US$
Property and equipment, net:
Mainland China	303,204	376,585
Singapore	24,022	5,491
Others	15,975	8,605